Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0002109869
Registrant Name	D. BORAL ARC MERGER CORP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES